ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accrued liabilities (USD $)	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - Accrued liabilities [Abstract]
Accounts payable	$ 577,607	$ 540,179	$ 527,208
Payroll and related expenses	554,174	372,753	345,484
Accrued litigation expense, consulting and other professional fees	261,033	320,493	248,730
Accrued other	8,831	16,001	155,048
Total	$ 1,401,645	$ 1,249,426	$ 1,276,470